Acquisitions (Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Accounts receivable		$ 12.7	$ 11.5	$ 1.5
Inventory		15.0	21.1	1.8
Property, plant and equipment		16.1	15.7	1.1
Goodwill		6.1	60.2	1.9
Other intangible assets (See Note E)		12.3	109.8	0
Other current and long-term assets		0.4	10.2	0
Current liabilities		19.5	7.6	1.2
Long-term liabilities		6.4	9.5	0.4
Additional consideration for prior years’ acquisitions		0	0.2	1.9
Fair value of net identifiable assets		36.7	211.6	6.6
Less: Bargain purchase gain	9.0	8.8	0	0
Net cash consideration		$ 27.9	$ 211.6	$ 6.6